Segment reporting (Tables)	12 Months Ended
Sep. 30, 2023
Segment reporting
Summary of revenue from major product categories
	For the fiscal years ended September 30,
	2023	2022	2021
Activated carbon	$57,879,320	$39,925,693	$19,573,266
Biomass electricity	19,776	150,716	143,240
Technical service	-	129,177	130,415
Total	$57,899,096	$40,205,586	$19,846,921